Summary of Reconciliation of Reportable Segment Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 244,180	$ 244,175
Operating Segments
Segment Reporting Information [Line Items]
Assets	278,024	263,710	$ 236,962
Corporate and Other
Segment Reporting Information [Line Items]
Assets	213,787	205,476
Eliminations
Segment Reporting Information [Line Items]
Assets	$ (247,631)	$ (225,011)